Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated February 1,
2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES GLOBAL ALLOCATION FUND
LOOMIS SAYLES GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES GLOBAL ALLOCATION FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[1]	0.15%	0.15%	0.07%	0.15%	0.15%
Total annual fund operating expenses	1.14%	1.89%	0.81%	1.14%	0.89%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.14%	1.89%	0.81%	1.14%	0.89%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$685	$916	$1,167	$1,881
Class C	$292	$594	$1,021	$2,016
Class N	$83	$259	$450	$1,002
Class T	$363	$603	$862	$1,601
Class Y	$91	$284	$493	$1,096

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$192	$594	$1,021	$2,016
LOOMIS SAYLES GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. In addition, Loomis Sayles will waive its management fee on any portion of the Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.15%	0.15%	0.07%	0.15%[1]	0.15%
Total annual fund operating expenses	0.90%	1.65%	0.57%	0.90%	0.65%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	1.65%	0.57%	0.90%	0.65%

[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. In addition, Loomis Sayles will waive its management fee on any portion of the Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,045	$1,619
Class C	$268	$520	$897	$1,754
Class N	$58	$183	$318	$714
Class T	$340	$530	$736	$1,330
Class Y	$66	$208	$362	$810

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$168	$520	$897	$1,754

Supplement dated June 21, 2023 to the Statement of Additional Information, dated February 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES GLOBAL ALLOCATION FUND
LOOMIS SAYLES GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES GLOBAL ALLOCATION FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Global Allocation Fund
Class A	1.20%	July 1, 2023
Class C	1.95%	July 1, 2023
Class N	0.90%	July 1, 2023
Class T	1.20%	July 1, 2023
Class Y	0.95%	July 1, 2023
LOOMIS SAYLES GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. In addition, Loomis Sayles will waive its management fee on any portion of the Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. This undertaking is in effect through January 31, 2025.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Growth Fund
Class A	1.00%	July 1, 2023
Class C	1.75%	July 1, 2023

Fund	Expense Limit	Date of Undertaking
Class N	0.70%	July 1, 2023
Class T	1.00%	July 1, 2023
Class Y	0.75%	July 1, 2023

Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated February 1,
2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
LOOMIS SAYLES SMALL CAP GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees[1]	0.58%
Distribution and/or service (12b‑1) fees	0.00%
Other expenses[2]	0.10%
Total annual fund operating expenses	0.68%
Fee waiver and/or expense reimbursement[3]	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended September 30, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$69	$218	$379	$847
LOOMIS SAYLES SMALL CAP GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Class N
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (12b‑1) fees	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.07%
Total annual fund operating expenses	0.93%	1.18%	0.82%
Fee waiver and/or expense reimbursement[1]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	1.18%	0.82%

[1]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$95	$296	$515	$1,143
Retail Class	$120	$375	$649	$1,432
Class N	$84	$262	$455	$1,014

Supplement dated June 21, 2023 to the Statement of Additional Information, dated February 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
LOOMIS SAYLES SMALL CAP GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate from 0.60% to 0.58%. The table regarding advisory fee rates within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Rate
Institutional High Income Fund	0.58%
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Institutional High Income Fund
Institutional Class	0.73%	July 1, 2023
LOOMIS SAYLES SMALL CAP GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.

Accordingly, the table regarding expense limits within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Small Cap Growth Fund
Institutional Class	0.95%	July 1, 2023
Retail Class	1.20%	July 1, 2023
Class N	0.90%	July 1, 2023

Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES HIGH INCOME FUND
LOOMIS SAYLES STRATEGIC INCOME FUND
(each, a “Fund”)
LOOMIS SAYLES HIGH INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95% and 0.70% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.34%	0.34%	1.21%	0.34%[3]	0.34%
Total annual fund operating expenses	1.14%	1.89%	1.76%	1.14%	0.89%
Fee waiver and/or expense reimbursement[4,5]	0.18%	0.18%	1.10%	0.18%	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	1.71%	0.66%	0.96%	0.71%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended December 31, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]	Other expenses for Class T shares are estimated for the current fiscal year.
[4]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95% and 0.70% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$519	$740	$995	$1,723
Class C	$274	$561	$990	$1,988
Class N	$67	$351	$759	$1,900
Class T	$345	$570	$830	$1,572
Class Y	$73	$250	$460	$1,065

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$174	$561	$990	$1,988

LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, 0.93%, 0.68% and 1.18% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses[2]	0.15%	0.15%	0.06%	0.15%[3]	0.15%	0.40%[4]
Total annual fund operating expenses	0.97%	1.72%	0.63%	0.97%	0.72%	1.22%
Fee waiver and/or expense reimbursement[5]	0.04%	0.04%	0.00%	0.04%	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	1.68%	0.63%	0.93%	0.68%	1.18%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended December 31, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[3]	Other expenses for Class T shares are estimated for the current fiscal year.
[4]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[5]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, 0.93%, 0.68% and 1.18% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Class A, C, T, Y and Admin Class are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$516	$714	$931	$1,558
Class C	$271	$535	$926	$1,825
Class N	$64	$202	$351	$786
Class T	$343	$544	$766	$1,403
Class Y	$69	$223	$393	$887
Admin Class	$120	$380	$663	$1,471

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$171	$535	$926	$1,825

Supplement dated June 21, 2023 to the Statement of Additional Information, dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES HIGH INCOME FUND
LOOMIS SAYLES STRATEGIC INCOME FUND
(each, a “Fund”)
LOOMIS SAYLES HIGH INCOME FUND
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate from 0.60% to 0.55%. The table regarding advisory fee rates within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
High Income Fund	9/12/03, as amended 7/01/23	0.55%
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95% and 0.70% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
High Income Fund
Class A	0.95%	July 1, 2023
Class C	1.70%	July 1, 2023
Class N	0.65%	July 1, 2023
Class T	0.95%	July 1, 2023
Class Y	0.70%	July 1, 2023
LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate. The management fee rate will be 0.64% on the first $200 million of assets, 0.59% on the next $1.8 billion of assets, 0.54% on the next $23 billion of assets, and 0.53% thereafter. The table regarding advisory fee rates within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Strategic Income Fund	9/12/03, as amended 7/1/23	0.64 0.59 0.54 0.53	% % % %	of the first $200 million of the next $1.8 billion of the next $23 billion thereafter

Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, 0.93%, 0.68% and 1.18% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Strategic Income Fund
Class A	0.93%	July 1, 2023
Class C	1.68%	July 1, 2023
Class N	0.63%	July 1, 2023
Class T	0.93%	July 1, 2023
Class Y	0.68%	July 1, 2023
Admin Class	1.18%	July 1, 2023

Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
NATIXIS U.S. EQUITY OPPORTUNITIES FUND
(the “Fund”)
Effective July 1, 2023, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.12%, 1.87%, 0.82%, 1.12% and 0.87% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.14%	0.14%	0.61%[2]	0.14%[2]	0.14%
Total annual fund operating expenses	1.06%	1.81%	1.28%	1.06%	0.81%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.53%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06%	1.81%	0.75%	1.06%	0.81%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended December 31, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.12%, 1.87%, 0.82%, 1.12% and 0.87% of the Fund’s average daily net assets for Class A, C, N T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N shares is based on the Total Annual Fund

Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$677	$893	$1,126	$1,795
Class C	$284	$569	$980	$1,930
Class N	$77	$307	$606	$1,457
Class T	$355	$579	$820	$1,512
Class Y	$83	$259	$450	$1,002

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$184	$569	$980	$1,930

Supplement dated June 21, 2023 to the Statement of Additional Information, dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
NATIXIS U.S. EQUITY OPPORTUNITIES FUND
(the “Fund”)
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee from 0.70% to 0.67%. The management fee rate will be 0.67% of assets. The table regarding advisory fee rates within the sub‑section “Advisory Agreements” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Natixis U.S. Equity Opportunities Fund	10/30/00, as amended 7/1/23	0.67%
Effective July 1, 2023, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.12%, 1.87%, 0.82%, 1.12% and 0.87% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the table regarding expense limits within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Equity Opportunities
Class A	1.12%	July 1, 2023
Class C	1.87%	July 1, 2023
Class N	0.82%	July 1, 2023
Class T	1.12%	July 1, 2023
Class Y	0.87%	July 1, 2023

Effective July 1, 2023, Harris Associates, L.P. (“Harris”) has revised the breakpoint schedule to the subadvisory agreement of the Fund. Accordingly, the table in the sub‑section “Subadvisory Fees” within the section “Fund Charges and Expenses” is revised as follows with respect to the Fund:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment)
U.S. Equity Opportunities Fund	Harris – Large Cap Value Segment	10/30/00, as amended 7/1/23	0.51%	on all assets of the Large Cap Value segment